Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 29,163	$ 27,979
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	2.05%	1.30%
Debt, interest rate, maximum (percent)	5.45%	5.45%
Debt, maturity date, beginning	2019
Debt, maturity date, end	2028
Long-term debt	$ 24,995	$ 23,329
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	2.61%	1.49%
Debt, interest rate, maximum (percent)	3.86%	2.74%
Debt, maturity date, beginning	2019
Debt, maturity date, end	2038
Long-term debt	$ 2,628	$ 2,829
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	3.00%	3.00%
Debt, interest rate, maximum (percent)	7.50%	7.50%
Debt, maturity date, beginning	2021
Debt, maturity date, end	2029
Long-term debt	$ 1,540	$ 1,821